Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest Income
Interest on loans	$ 8,219,000	$ 7,098,000
Interest and dividends on time deposits and investment securities	205,000	183,000
Total Interest Income	8,424,000	7,281,000
Interest Expense
Interest on deposits	1,987,000	1,678,000
Interest on Federal Home Loan Bank borrowings	104,000	42,000
Total Interest Expense	2,091,000	1,720,000
Net Interest Income	6,333,000	5,561,000
Provision for Loan Losses	320,000	394,000
Net Interest Income after Provision for Loan Losses	6,013,000	5,167,000
Non-Interest Income
Mortgage banking and title abstract fees	489,000	331,000
Other fees and services charges	99,000	48,000
Income from bank-owned life insurance	89,000	49,000
Net gain on the sale of residential mortgage loans	1,346,000	1,442,000
Gain on the sale of SBA loans	25,000	164,000
Loss on the sales of investment securities	(75,000)
Loss on sale of other real estate owned	(4,000)	(63,000)
Other	44,000	32,000
Total Non-Interest Income, net	2,013,000	2,003,000
Non-Interest Expense
Salaries and employee benefits	4,001,000	3,422,000
Directors' fees and expenses	201,000	205,000
Occupancy and equipment	601,000	542,000
Professional fees	417,000	398,000
FDIC deposit insurance assessment	121,000	101,000
Other real estate owned expenses	29,000	14,000
Advertising	69,000	75,000
Other	593,000	477,000
Total Non-Interest Expense	6,032,000	5,234,000
Income before Income Taxes	1,994,000	1,936,000
Income Taxes	723,000	694,000
Net Income	$ 1,271,000	$ 1,242,000
Earnings per share – basic (in Dollars per share)	$ 0.74	$ 0.73
Average shares outstanding - basic (in Shares)	1,718,456	1,703,732
Earnings per share - diluted (in Dollars per share)	$ 0.68	$ 0.69
Average shares outstanding - diluted (in Shares)	1,882,466	1,810,642